UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number:  811-02319
               __________________________________________________

                      Fort Dearborn Income Securities, Inc.
  ____________________________________________________________________________
               (Exact name of registrant as specified in charter)

                 One North Wacker Drive, Chicago, Illinois 60606
  ____________________________________________________________________________
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                   UBS Global Asset Management (Americas) Inc.
                             One North Wacker Drive
                               Chicago, Ill 60606
                     (Name and address of agent for service)

                                    Copy to:
                               Bruce G. Leto, Esq.
                       Stradley Ronon Stevens & Young LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2006

ITEM 1.  REPORTS TO STOCKHOLDERS.
---------------------------------

[LOGO OF UBS] UBS Global Asset
                  Management

              FORT DEARBORN INCOME
              SECURITIES, INC.
              SEMIANNUAL REPORT
              MARCH 31, 2006

FORT DEARBORN INCOME SECURITIES, INC.

May 15, 2006

DEAR SHAREHOLDER,

We present you with the semiannual report for Fort Dearborn Income Securities, Inc. (the "Fund") for the six months ended March 31, 2006.

PERFORMANCE

Over the six-month period, the Fund declined 1.14% based on net asset value. On a market price basis, the Fund declined 0.78%. Over the same period, the Fund's peer group, the Lipper Corporate Debt Funds BBB-Rated median, posted a net asset value return of 0.09% and declined 0.80% on a market price basis. Finally, the Investment Grade Bond Index (the "Index"), the Fund's benchmark, declined 1.67%. (For more performance information, please refer to "Performance at a Glance" on page 4).

Over the period, the Fund did not use leverage. (Neither the Fund's peer group nor the Index use leverage.) Leverage magnifies returns on both the upside and on the downside, creating a wider range of returns.

--------------------------------------------------------------------------------
  FORT DEARBORN INCOME SECURITIES, INC.

  INVESTMENT GOAL:

  Current income consistent with external interest rate conditions and total return.

  PORTFOLIO MANAGER:

  Craig Ellinger
  UBS Global Asset
  Management (Americas) Inc.

  COMMENCEMENT:

  December 19, 1972

  NYSE SYMBOL:

  FDI

  DIVIDEND PAYMENTS:

  Quarterly
--------------------------------------------------------------------------------

AN INTERVIEW WITH PORTFOLIO MANAGER CRAIG ELLINGER

Q. HOW WOULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. Over the past six months, the economy continued to show resilience in the wake of a brutal hurricane season and geopolitical unrest. Overall, unemployment and core inflation both remained low, and consumer confidence, which was somewhat volatile in the early fall, generally continued to rise through the rest of the period. Unemployment, despite large numbers of dislocated workers in the wake of Katrina, improved steadily finishing the period at 4.7%, down from 5.1% at the beginning of the period. Although final data put fourth quarter 2005 GDP growth at 1.7%, advance estimates for the first quarter of 2006 showed a significant rebound, with the economy growing at 4.8%--the highest it has been in nearly three years.

--------------------------------------------------------------------------------

FORT DEARBORN INCOME SECURITIES, INC.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT TO THESE ECONOMIC CONDITIONS?

A. During the reporting period, the Fed continued its tightening campaign. Through the change in leadership from Alan Greenspan to Ben Bernanke, the fed funds rate (the interest rate banks charge each other for overnight loans) was raised four times during the period, and once more after the period ended, to bring the rate to 5.00%. The market consensus seemed to be that the Fed may be near the end of this current tightening period after having raised rates 16 times since June 2004. While we cannot be certain exactly when the Fed will pause or end its current policy, we believe it is unlikely that during 2006 we will experience the series of uninterrupted rate increases that we saw in 2005.

Q. HOW DID THE OVERALL FIXED INCOME MARKETS PERFORM DURING THE REPORTING PERIOD?

A. This proved to be a challenging period for fixed income investors. The bond market remained under pressure in response to the Fed's tightening campaign, and an economy that continued to build steam. Across the curve, yields generally rose and, following a brief inversion, the curve ended the period largely flat across maturities. Yields on the 10-year note moved from 4.33% at the beginning of the period to 4.85% at the end. The "carry trade" (borrowing money cheaply and reinvesting it in higher-yielding securities), which sustained many investors for the last two years, has all but disappeared. The bond market, by most measures, was overvalued and therefore unattractive on a price basis.

Q. HOW DID YOU MANAGE THE FUND'S PORTFOLIO DURING THE PERIOD?

A. In general, we maintained a defensive stance on interest rates and spread product that has been the focus of the Fund's strategy for the past year. (Bonds that offer a yield higher than those of similarly-dated Treasuries are called "spread product." The difference in yields is called the "spread.") Our strategy on spread product was driven by our belief that the risk premium offered for longer-term securities and lower credit quality securities was inadequate. Also, we believed the Fed would continue to raise rates, so we kept the Fund's duration shorter than the benchmark, which helped Fund performance during the reporting period. (A number of funds in our Lipper peer group, however, had even shorter durations, as well as shorter maturities, during the period, both of which detracted from our performance relative to those peers.)

   We were similarly defensive regarding our exposure to various investment-grade bond sectors. Although the majority of the Fund's assets remain in corporate bonds, the corporate bonds that we owned during the period had significantly shorter maturities than those of the benchmark, another defensive move that helped the Fund considerably.

--------------------------------------------------------------------------------
2

FORT DEARBORN INCOME SECURITIES, INC.

   In contrast to these defensive strategic themes, we took risk in tactical positions we believed to be appropriately priced. For example, we built a relatively large position in Ford Motor Credit Company (FMCC), Ford's captive finance subsidiary. While not defensive, this position proved to be beneficial and had a positive impact on performance over the past six months. Although the Fund declined during the period, our defensive position helped limit the impact of a challenging market environment.

As always, our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

/s/ W. Douglas Beck

W. Douglas Beck,
President
Fort Dearborn Income Securities, Inc.
Executive Director
UBS Global Asset Management (Americas) Inc.

/s/ Craig Ellinger

Craig Ellinger
Portfolio Manager
Fort Dearborn Income Securities, Inc.
Executive Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended March 31, 2006. The views and opinions in the letter were current as of May 15, 2006. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

* MUTUAL FUNDS ARE SOLD BY PROSPECTUS ONLY. YOU SHOULD READ IT CAREFULLY AND CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES, EXPENSES AND OTHER IMPORTANT INFORMATION CONTAINED IN THE PROSPECTUS BEFORE INVESTING. PROSPECTUSES FOR MOST OF OUR FUNDS CAN BE OBTAINED FROM YOUR FINANCIAL ADVISOR, BY CALLING UBS FUNDS AT 800-647 1568 OR BY VISITING OUR WEB SITE AT WWW.UBS.COM/GLOBALAM-US.

--------------------------------------------------------------------------------

FORT DEARBORN INCOME SECURITIES, INC.

PERFORMANCE AT A GLANCE (UNAUDITED)

AVERAGE ANNUAL RETURNS, PERIODS ENDED 3/31/06

NET ASSET VALUE RETURNS*                    6 months       1 year      5 years       10 years
---------------------------------------------------------------------------------------------
Fort Dearborn Income Securities, Inc.         -1.14%        1.65%        5.85%          6.86%
---------------------------------------------------------------------------------------------
Investment Grade Bond Index**                 -1.67         1.67         6.74           7.25
---------------------------------------------------------------------------------------------
Lipper Corporate Debt Funds
   BBB-Rated median***                         0.09         2.50         5.89           6.60
=============================================================================================

MARKET PRICE RETURNS*
---------------------------------------------------------------------------------------------
Fort Dearborn Income Securities Inc.          -0.78%        4.09%        5.91%          7.47%
---------------------------------------------------------------------------------------------
Investment Grade Bond Index**                 -1.67         1.67         6.74           7.25
---------------------------------------------------------------------------------------------
Lipper Corporate Debt Funds
   BBB-Rated median***                        -0.80         4.92         5.70           7.15
=============================================================================================

SHARE PRICE, DIVIDEND AND YIELDS AS OF 3/31/06
---------------------------------------------------------------------------------------------
Market Price                                                                          $14.06
---------------------------------------------------------------------------------------------
Net Asset Value (per share applicable to common shareholders)                         $15.49
---------------------------------------------------------------------------------------------
6-Month Net Investment Income Dividend (ended 3/31/06)                                $0.420
---------------------------------------------------------------------------------------------
March 2006 Dividend                                                                   $0.200
---------------------------------------------------------------------------------------------
Market Yield****                                                                        5.69%
---------------------------------------------------------------------------------------------
NAV Yield****                                                                           5.16%
=============================================================================================

   * PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NAV RETURN ASSUMES, FOR ILLUSTRATION ONLY, THAT DIVIDENDS/DISTRIBUTIONS WERE REINVESTED AT THE NET ASSET VALUE ON THE MONTH-END DATES. MARKET PRICE RETURN ASSUMES THAT DIVIDENDS/DISTRIBUTIONS WERE REINVESTED UNDER THE DIVIDEND REINVESTMENT PLAN. NAV AND MARKET PRICE RETURNS FOR PERIODS ONE YEAR OR LESS HAVE NOT BEEN ANNUALIZED. FOR CURRENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT HTTP://WWW.UBS.COM.

     RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DIVIDENDS/DISTRIBUTIONS OR BROKERAGE COMMISSIONS AND TAXES ON THE SALE OF FUND SHARES.

  ** Index composition, 12/31/81 - present: 5% Lehman US Agency Index
     (7+ years); 75% Lehman US Credit Index (7+ years); 10% Lehman US Mortgage Fixed Rate MBS Index (all maturities); 10% Lehman U.S. Treasury Index
     (7+ years).

 *** Lipper peer group data calculated by Lipper Inc.; used with permission. The
     Lipper median is the return of the fund that places in the middle of the peer group.

**** Market yield is calculated by multiplying the March 2006 dividend by 4 and dividing by the month-end market price. NAV yield is calculated by multiplying the March 2006 dividend by 4 and dividing by the month-end net asset value. Prices and yields will vary.

--------------------------------------------------------------------------------
4

FORT DEARBORN INCOME SECURITIES, INC.

INDUSTRY DIVERSIFICATION
As a Percent of Net Assets
As of March 31, 2006 (unaudited)
--------------------------------------------------------------------------------

Bonds
U.S. Bonds
U.S. Corporate Bonds
   Aerospace & Defense ..............................................     1.32%
   Auto Components ..................................................     0.50
   Automobiles ......................................................     0.73
   Beverages ........................................................     0.52
   Capital Markets ..................................................     3.36
   Chemicals ........................................................     0.61
   Commercial Banks .................................................     5.48
   Commercial Services & Supplies ...................................     1.83
   Consumer Finance .................................................     3.36
   Diversified Financial Services ...................................    10.42
   Diversified Telecommunication Services ...........................     5.49
   Electric Utilities ...............................................     2.00
   Food & Staples Retailing .........................................     1.14
   Food Products ....................................................     0.88
   Gas Utilities ....................................................     0.91
   Health Care Providers & Services .................................     0.49
   Household Durables ...............................................     0.68
   Insurance ........................................................     1.15
   Media ............................................................     2.10
   Multi-Utilities & Unregulated Power ..............................     0.61
   Multiline Retail .................................................     0.26
   Oil & Gas ........................................................     2.04
   Paper & Forest Products ..........................................     0.52
   Personal Products ................................................     0.99
   Pharmaceuticals ..................................................     1.19
   Real Estate ......................................................     1.35
   Road & Rail ......................................................     1.57
   Thrifts & Mortgage Finance .......................................     1.50
   Tobacco ..........................................................     0.62
   Wireless Telecommunication Services ..............................     0.88
                                                                        ------
      Total U.S. Corporate Bonds ....................................    54.50
                                                                        ------
Asset-Backed Securities .............................................     6.60
Mortgage & Agency Debt Securities ...................................     9.51
Municipal Notes and Bonds ...........................................     3.52
U.S. Government Obligations .........................................    16.51
                                                                        ------
      Total U.S. Bonds ..............................................    90.64
                                                                        ------
International Bonds
International Corporate Bonds
   Aerospace & Defense ..............................................     0.72
   Commercial Banks .................................................     1.23

--------------------------------------------------------------------------------

FORT DEARBORN INCOME SECURITIES, INC.

INDUSTRY DIVERSIFICATION
As a Percent of Net Assets
As of March 31, 2006 (unaudited)
--------------------------------------------------------------------------------

   Diversified Financial Services ...................................     1.86%
   Diversified Telecommunication Services ...........................     0.83
   Energy Equipment & Services ......................................     0.50
   Oil & Gas ........................................................     1.16
   Road & Rail ......................................................     0.24
                                                                        ------
      Total International Corporate Bonds ...........................     6.54
                                                                        ------
Sovereign/Supranational Bonds .......................................     0.36
                                                                        ------
      Total International Bonds .....................................     6.90
                                                                        ------
TOTAL BONDS .........................................................    97.54
SHORT-TERM INVESTMENT ...............................................     1.43
                                                                        ------
TOTAL INVESTMENTS ...................................................    98.97
CASH AND OTHER ASSETS, LESS LIABILITIES .............................     1.03
                                                                        ------
NET ASSETS ..........................................................   100.00%
                                                                        ------

--------------------------------------------------------------------------------
6

FORT DEARBORN INCOME SECURITIES, INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                                                             FACE
                                                                            AMOUNT         VALUE
---------------------------------------------------------------------------------------------------
BONDS -- 97.54%
U.S. BONDS -- 90.64%
U.S. CORPORATE BONDS -- 54.50%
Albertson's, Inc.
   8.000%, due 05/01/31 .............................................    $   165,000   $    153,592
Allstate Corp.
   6.750%, due 05/15/18 .............................................        195,000        210,657
Altria Group, Inc.
   7.750%, due 01/15/27 .............................................        310,000        354,720
American General Finance Corp.
   5.375%, due 10/01/12 .............................................        370,000        362,956
AT&T Corp.
   9.750%, due 11/15/31+ ............................................        860,000      1,026,894
AT&T, Inc.
   6.450%, due 06/15/34 .............................................        995,000        979,389
Avon Products, Inc.
   7.150%, due 11/15/09 .............................................      1,270,000      1,343,640
Bank of America Corp.
   7.400%, due 01/15/11 .............................................      1,915,000      2,069,780
Bank One Corp.
   7.875%, due 08/01/10 .............................................        815,000        888,689
BellSouth Corp.
   6.000%, due 10/15/11 .............................................        315,000        320,823
   6.550%, due 06/15/34 .............................................        890,000        888,524
Bristol-Myers Squibb Co.
   5.750%, due 10/01/11 .............................................        395,000        399,341
Burlington Northern Santa Fe Corp.
   6.875%, due 12/01/27 .............................................        120,000        131,849
   7.082%, due 05/13/29 .............................................        740,000        832,322
C.S. First Boston USA, Inc.
   6.500%, due 01/15/12 .............................................      1,105,000      1,153,987
Capital One Financial Corp.
   5.500%, due 06/01/15 .............................................        700,000        679,388
Cendant Corp.
   7.375%, due 01/15/13 .............................................        340,000        373,449
CIT Group, Inc.
   7.750%, due 04/02/12 .............................................        140,000        154,314
Citigroup, Inc.
   5.000%, due 09/15/14 .............................................      1,882,000      1,801,262
   5.625%, due 08/27/12 .............................................        815,000        819,428
Citizens Communications Co.
   9.000%, due 08/15/31 .............................................        585,000        625,219

--------------------------------------------------------------------------------

FORT DEARBORN INCOME SECURITIES, INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                                                             FACE
                                                                            AMOUNT         VALUE
---------------------------------------------------------------------------------------------------
Comcast Corp.
   7.050%, due 03/15/33 .............................................    $ 1,300,000   $  1,337,873
ConAgra Foods, Inc.
   6.750%, due 09/15/11 .............................................        420,000        436,506
Coors Brewing Co.
   6.375%, due 05/15/12 .............................................        350,000        360,907
DaimlerChrysler N.A. Holding Corp.
   8.500%, due 01/18/31 .............................................        845,000        988,550
Devon Financing Corp. ULC
   6.875%, due 09/30/11 .............................................        985,000      1,044,325
Dominion Resources, Inc.
   5.950%, due 06/15/35 .............................................        495,000        456,388
Duke Energy Field Services LLC
   8.125%, due 08/16/30 .............................................        590,000        714,514
EOP Operating LP
   7.250%, due 06/15/28 .............................................        700,000        735,721
Erac U.S.A. Finance Co., 144A
   8.000%, due 01/15/11 .............................................      1,065,000      1,166,641
FirstEnergy Corp., Series B
   6.450%, due 11/15/11 .............................................        650,000        672,578
Ford Motor Credit Co.
   5.800%, due 01/12/09 .............................................      6,090,000      5,561,735
Fortune Brands, Inc.
   5.375%, due 01/15/16 .............................................        710,000        681,511
General Dynamics Corp.
   4.250%, due 05/15/13 .............................................        730,000        679,756
General Electric Capital Corp.
   6.000%, due 06/15/12 .............................................      1,730,000      1,776,698
   6.750%, due 03/15/32 .............................................      1,150,000      1,280,616
General Motors Acceptance Corp.
   6.875%, due 09/15/11 .............................................      2,340,000      2,181,065
Goldman Sachs Group, Inc.
   6.125%, due 02/15/33 .............................................        440,000        437,446
   6.875%, due 01/15/11 .............................................      1,685,000      1,778,703
HSBC Bank USA N.A.
   5.625%, due 08/15/35 .............................................        855,000        794,266
HSBC Finance Corp.
   6.750%, due 05/15/11 .............................................      1,165,000      1,226,482
ICI Wilmington, Inc.
   5.625%, due 12/01/13 .............................................        850,000        822,832
Johnson Controls, Inc.
   5.500%, due 01/15/16 .............................................        700,000        678,849

--------------------------------------------------------------------------------
8

FORT DEARBORN INCOME SECURITIES, INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                                                             FACE
                                                                            AMOUNT         VALUE
---------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.
   6.750%, due 02/01/11 .............................................    $   955,000   $  1,003,911
Kinder Morgan Energy Partners LP
   5.800%, due 03/15/35 .............................................        355,000        322,328
Kraft Foods, Inc.
   5.625%, due 11/01/11 .............................................        760,000        761,011
Kroger Co.
   7.500%, due 04/01/31 .............................................        650,000        714,335
Lockheed Martin Corp.
   8.500%, due 12/01/29 .............................................        505,000        655,662
Marathon Oil Corp.
   6.125%, due 03/15/12 .............................................        325,000        334,512
Marsh & McLennan Cos., Inc.
   6.250%, due 03/15/12 .............................................        705,000        719,621
MBNA Corp.
   7.500%, due 03/15/12 .............................................        550,000        604,832
McKesson Corp.
   7.750%, due 02/01/12 .............................................        600,000        658,953
Mellon Funding Corp.
   5.000%, due 12/01/14 .............................................        195,000        187,345
Merck & Co., Inc.
   6.400%, due 03/01/28 .............................................        520,000        530,449
Miller Brewing Co., 144A
   5.500%, due 08/15/13 .............................................        350,000        345,064
Morgan Stanley
   6.750%, due 04/15/11 .............................................      1,675,000      1,763,189
   7.250%, due 04/01/32 .............................................        355,000        406,352
National City Bank
   4.625%, due 05/01/13 .............................................        360,000        340,489
New Cingular Wireless Services, Inc.
   8.750%, due 03/01/31 .............................................        945,000      1,196,888
Newell Rubbermaid, Inc.
   6.750%, due 03/15/12 .............................................        235,000        244,054
News America, Inc.
   6.200%, due 12/15/34 .............................................        810,000        758,576
Norfolk Southern Corp.
   5.257%, due 09/17/14 .............................................        695,000        681,602
Northrop Grumman Corp.
   7.125%, due 02/15/11 .............................................        425,000        452,564
Occidental Petroleum Corp.
   8.450%, due 02/15/29 .............................................        265,000        345,964
Pacific Gas & Electric Co.
   6.050%, due 03/01/34 .............................................        670,000        655,649

--------------------------------------------------------------------------------

FORT DEARBORN INCOME SECURITIES, INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                                                             FACE
                                                                            AMOUNT         VALUE
---------------------------------------------------------------------------------------------------
Pitney Bowes, Inc.
   4.625%, due 10/01/12 .............................................    $   300,000   $    285,283
Progress Energy, Inc.
   7.000%, due 10/30/31 .............................................        520,000        558,841
Progressive Corp.
   6.250%, due 12/01/32 .............................................        275,000        282,207
Prologis, 144A
   5.625%, due 11/15/15 .............................................        825,000        806,618
PSEG Power LLC
   8.625%, due 04/15/31 .............................................        290,000        368,590
Qwest Capital Funding, Inc.
   7.900%, due 08/15/10 .............................................        830,000        863,200
Safeway, Inc.
   7.250%, due 02/01/31 .............................................        645,000        683,494
Sempra Energy
   7.950%, due 03/01/10 .............................................        480,000        518,415
Simon Property Group LP REIT, 144A
   5.375%, due 06/01/11 .............................................        300,000        295,599
SLM Corp.
   5.125%, due 08/27/12 .............................................        115,000        111,812
Sprint Capital Corp.
   8.750%, due 03/15/32 .............................................      1,330,000      1,662,842
Target Corp.
   7.000%, due 07/15/31 .............................................        305,000        351,148
Time Warner, Inc.
   7.625%, due 04/15/31 .............................................        695,000        757,093
Travelers Property Casualty Corp.
   6.375%, due 03/15/33 .............................................        350,000        354,734
TXU Energy Co. LLC
   7.000%, due 03/15/13 .............................................        800,000        833,254
U.S. Bank N.A.
   6.375%, due 08/01/11 .............................................        500,000        521,129
Union Pacific Corp.
   6.650%, due 01/15/11 .............................................        470,000        489,863
UnitedHealth Group, Inc.
   5.800%, due 03/15/36 .............................................        705,000        671,350
UST, Inc.
   6.625%, due 07/15/12 .............................................        475,000        492,973
Valero Energy Corp.
   7.500%, due 04/15/32 .............................................        625,000        718,569
Verizon New York, Inc., Series B
   7.375%, due 04/01/32 .............................................      1,085,000      1,100,497
Wachovia Bank N.A.
   7.800%, due 08/18/10 .............................................      1,620,000      1,765,248

--------------------------------------------------------------------------------
10

FORT DEARBORN INCOME SECURITIES, INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                                                             FACE
                                                                            AMOUNT         VALUE
---------------------------------------------------------------------------------------------------
Washington Mutual Preferred Funding Delaware, 144A
   6.534%, due 03/15/11++ (a) .......................................    $ 2,100,000   $  2,034,942
Wells Fargo Bank N.A.
   6.450%, due 02/01/11 .............................................      1,025,000      1,067,920
Weyerhaeuser Co.
   7.375%, due 03/15/32 .............................................        665,000        710,100
Wyeth
   5.500%, due 03/15/13 .............................................        700,000        692,054
                                                                                       ------------
                                                                                         74,065,310
                                                                                       ------------
ASSET-BACKED SECURITIES -- 6.60%
CenterPoint Energy Transition Bond Co., LLC 01-1, Class A4
   5.630%, due 09/15/15 .............................................      3,200,000      3,243,054
Conseco Finance Securitizations Corp., 00-2, Class A4
   8.480%, due 12/01/30 .............................................        402,904        406,082
Conseco Finance Securitizations Corp., 00-5, Class A5
   7.700%, due 02/01/32 .............................................      1,500,000      1,496,194
CPL Transition Funding LLC, 02-1, Class A5
   6.250%, due 01/15/17 .............................................      3,000,000      3,176,645
Small Business Administration, 04-P10B, Class 1
   4.754%, due 08/10/14 .............................................        680,876        648,715
                                                                                       ------------
                                                                                          8,970,690
                                                                                       ------------
MORTGAGE & AGENCY DEBT SECURITIES -- 9.51%
C.S. First Boston Mortgage Securities Corp., 03-8, Class 5A1
   6.500%, due 04/25/33 .............................................        153,857        153,890
Federal Home Loan Mortgage Corp.
   5.000%, due 01/30/14 .............................................         30,000         29,191
   5.750%, due 01/15/12 .............................................      1,315,000      1,352,204
Federal Home Loan Mortgage Corp., Gold
   5.500%, due 10/01/19 .............................................        761,958        757,028
   6.500%, due 02/01/17 .............................................        235,197        240,245
Federal National Mortgage Association
   5.000%, TBA ......................................................        555,000        528,291
   4.625%, due 10/15/13 .............................................        785,000        758,135
   5.500%, due 03/01/33 .............................................        478,076        467,791
   5.500%, due 09/01/34 .............................................      2,370,254      2,317,057
   5.500%, due 11/01/34 .............................................        391,827        383,033
   6.000%, due 06/01/23 .............................................        221,368        222,608
   6.000%, due 11/01/28 .............................................        319,423        320,319
   6.250%, due 02/01/11 .............................................      1,370,000      1,420,831
   6.625%, due 11/15/30 .............................................      1,500,000      1,759,905
   7.000%, due 03/01/31 .............................................        166,193        171,524

--------------------------------------------------------------------------------

FORT DEARBORN INCOME SECURITIES, INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                                                             FACE
                                                                            AMOUNT         VALUE
---------------------------------------------------------------------------------------------------
Federal National Mortgage Association Grantor Trust,
   02-T19, Class A1
   6.500%, due 07/25/42 .............................................    $   505,261   $    513,555
Federal National Mortgage Association, 93-106, Class Z, REMIC
   7.000%, due 06/25/13 .............................................         44,098         45,350
Government National Mortgage Association
   6.500%, due 05/15/29 .............................................        111,470        115,747
Wells Fargo Mortgage Backed Securities Trust, 03-18, Class A2
   5.250%, due 12/25/33 .............................................      1,437,113      1,369,479
                                                                                       ------------
                                                                                         12,926,183
                                                                                       ------------
MUNICIPAL NOTES AND BONDS -- 3.52%
Illinois State Taxable Pension
   5.100%, due 06/01/33 .............................................      2,350,000      2,198,637
New Jersey Economic Development Authority, Series B
   3.059%, due 02/15/18* ............................................      5,000,000      2,580,450
                                                                                       ------------
                                                                                          4,779,087
                                                                                       ------------
U.S. GOVERNMENT OBLIGATIONS -- 16.51%
U.S. Treasury Bonds
   6.250%, due 05/15/30 .............................................      7,825,000      9,144,858
   8.500%, due 02/15/20 .............................................      3,430,000      4,599,953
   8.750%, due 05/15/17 .............................................      1,725,000      2,276,596
U.S. Treasury Inflation Indexed Bonds (TIPS)
   2.000%, due 01/15/14 .............................................      1,972,278      1,924,898
   2.000%, due 07/15/14+++ ..........................................        309,962        302,298
U.S. Treasury Note
   4.250%, due 10/15/10+++ ..........................................        485,000        473,671
U.S. Treasury Strips
   1.766%, due 02/15/27* ............................................     10,620,000      3,720,717
                                                                                       ------------
                                                                                         22,442,991
                                                                                       ------------
Total U.S. Bonds ....................................................                   123,184,261
                                                                                       ------------
INTERNATIONAL BONDS -- 6.90%
INTERNATIONAL CORPORATE BONDS -- 6.54%
CANADA -- 2.36%
Anadarko Finance Co., Series B
   7.500%, due 05/01/31 .............................................    $   745,000        866,305
Bombardier, Inc., 144A
   6.750%, due 05/01/12 .............................................      1,020,000        974,100
Burlington Resources Finance Co.
   6.680%, due 02/15/11 .............................................        370,000        389,013
Canadian National Railway Co.
   6.900%, due 07/15/28 .............................................        285,000        319,968

--------------------------------------------------------------------------------
12

FORT DEARBORN INCOME SECURITIES, INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                                                             FACE
                                                                            AMOUNT         VALUE
---------------------------------------------------------------------------------------------------
Conoco Funding Co.
   7.250%, due 10/15/31 .............................................    $   275,000   $    321,626
Telus Corp.
   8.000%, due 06/01/11 .............................................        305,000        336,408
                                                                                       ------------
                                                                                          3,207,420
                                                                                       ------------
CAYMAN ISLANDS -- 2.37%
Augusta Funding Ltd. VI, 144A
   7.375%, due 04/15/13 .............................................    $ 2,500,000      2,525,800
Transocean, Inc.
   7.500%, due 04/15/31 .............................................        585,000        693,645
                                                                                       ------------
                                                                                          3,219,445
                                                                                       ------------
LUXEMBOURG -- 0.58%
Telecom Italia Capital S.A.
   6.375%, due 11/15/33 .............................................    $   835,000        786,824
                                                                                       ------------
UNITED KINGDOM -- 1.23%
Abbey National PLC
   7.950%, due 10/26/29 .............................................    $   750,000        919,802
Barclays Bank PLC, 144A
   8.550%, due 06/15/11++ (a) .......................................        290,000        326,287
Royal Bank of Scotland Group PLC
   9.118%, due 03/31/10 (a) .........................................        385,000        431,388
                                                                                       ------------
                                                                                          1,677,477
                                                                                       ------------
Total International Corporate Bonds .................................                     8,891,166
                                                                                       ------------
SOVEREIGN/SUPRANATIONAL BONDS -- 0.36%
PEMEX Project Funding Master Trust
   8.000%, due 11/15/11 .............................................    $   440,000        479,600
                                                                                       ------------
Total International Bonds ...........................................                     9,370,766
                                                                                       ------------
Total Bonds (Cost $131,871,440) .....................................                   132,555,027
                                                                                       ------------
                                                                            SHARES
                                                                         -----------
SHORT-TERM INVESTMENT** -- 1.43%
OTHER -- 1.43%
UBS Supplementary Trust -- U.S. Cash Management
   Prime Fund, yield of 4.82%***
   (Cost $1,943,044) ................................................      1,943,044      1,943,044
                                                                                       ------------
Total Investments (Cost $133,814,484) -- 98.97% .....................                   134,498,071
Cash and other assets, less liabilities -- 1.03% ....................                     1,405,266
                                                                                       ------------
Net Assets -- 100.00% ...............................................                  $135,903,337
                                                                                       ============

--------------------------------------------------------------------------------

FORT DEARBORN INCOME SECURITIES, INC.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

+ Step Bonds -- Coupon rate increases in increments to maturity. Rate disclosed as of March 31, 2006. Maturity date disclosed is the ultimate maturity date.
++ Floating rate securities -- The interest rates shown are the current rates as of March 31, 2006.
+++ All or a portion of this security is segregated for "To Be Announced" ("TBA") securities.
(a)    Perpetual bond security. The maturity date reflects the next call date.
*      Rate shown reflects annualized yield at March 31, 2006 on zero coupon bonds.
** Security is issued by a fund that is advised by an affiliated entity of UBS Global Asset Management (Americas) Inc., Fort Dearborn Income Securities, Inc.'s advisor.
***    Interest rate reflects yield at March 31, 2006.
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the value of these securities amounted to $8,475,051 or 6.24% of net assets.
REIT   Real Estate Investment Trust.
REMIC  Real Estate Mortgage Investment Conduit.
STRIPS Bonds that can be subdivided into a series of zero-coupon bonds.
TBA (To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally+/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
TIPS   Treasury Inflation Protected Security.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
14

FORT DEARBORN INCOME SECURITIES, INC.

STATEMENT OF ASSETS AND LIABILITIES --
MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

ASSETS:

Investments in securities of unaffiliated issuers, at value
   (cost - $131,871,440)                                           $132,555,027
-------------------------------------------------------------------------------
Investments in affiliated issuers, at value (cost - $1,943,044)       1,943,044
-------------------------------------------------------------------------------
Interest receivable                                                   1,804,645
-------------------------------------------------------------------------------
Receivable for investments sold                                         365,784
-------------------------------------------------------------------------------
Other assets                                                             22,667
-------------------------------------------------------------------------------
Total assets                                                        136,691,167
-------------------------------------------------------------------------------
LIABILITIES:

Payable for investments purchased                                       531,914
-------------------------------------------------------------------------------
Payable for investment advisory fees                                    160,717
-------------------------------------------------------------------------------
Payable for directors' fees                                               7,736
-------------------------------------------------------------------------------
Accrued expenses and other liabilities                                   87,463
-------------------------------------------------------------------------------
Total liabilities                                                       787,830
-------------------------------------------------------------------------------
NET ASSETS:

Capital stock - $0.01 par value; 12,000,000 shares authorized;
   8,775,665 shares issued and outstanding                         $135,120,133
-------------------------------------------------------------------------------
Undistributed net investment income                                     116,501
-------------------------------------------------------------------------------
Accumulated net realized loss from investment transactions              (16,884)
-------------------------------------------------------------------------------
Net unrealized appreciation on investments                              683,587
-------------------------------------------------------------------------------
Net assets                                                         $135,903,337
-------------------------------------------------------------------------------
Net asset value per share                                                $15.49
===============================================================================

                  See accompanying notes to financial statements

--------------------------------------------------------------------------------

FORT DEARBORN INCOME SECURITIES, INC.

STATEMENT OF OPERATIONS

                                                                     For the Six
                                                                    Months Ended
                                                                   March 31, 2006
                                                                    (unaudited)
---------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                                               $3,991,570
---------------------------------------------------------------------------------
Affiliated interest                                                        46,582
---------------------------------------------------------------------------------
   Total investment income                                              4,038,152
---------------------------------------------------------------------------------
EXPENSES:

Investment advisory fees                                                  329,362
---------------------------------------------------------------------------------
Professional fees                                                          55,406
---------------------------------------------------------------------------------
Reports and notices to shareholders                                        31,074
---------------------------------------------------------------------------------
Transfer agency fees                                                       29,917
---------------------------------------------------------------------------------
Custody and accounting fees                                                24,974
---------------------------------------------------------------------------------
Directors' fees                                                            18,252
---------------------------------------------------------------------------------
Franchise taxes                                                             4,117
---------------------------------------------------------------------------------
Other expenses                                                             25,440
---------------------------------------------------------------------------------
   Total expenses                                                         518,542
---------------------------------------------------------------------------------
Net investment income                                                   3,519,610
---------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSSES FROM INVESTMENT ACTIVITIES:

Net realized loss from investment transactions                            (14,793)
---------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of investments      (5,148,974)
---------------------------------------------------------------------------------
Net realized and unrealized loss from investment activities            (5,163,767)
---------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                  $(1,644,157)
=================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
16

FORT DEARBORN INCOME SECURITIES, INC.

STATEMENT OF CHANGES IN NET ASSETS

                                                                       FOR THE SIX
                                                                      MONTHS ENDED            FOR THE
                                                                     MARCH 31, 2006          YEAR ENDED
                                                                       (UNAUDITED)       SEPTEMBER 30, 2005
-----------------------------------------------------------------------------------------------------------
FROM OPERATIONS:

Net investment income                                                   $3,519,610               $6,983,021
-----------------------------------------------------------------------------------------------------------
Net realized gain (loss) from investment transactions                      (14,793)               1,420,317
-----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of investments       (5,148,974)              (2,375,570)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         (1,644,157)               6,027,768
-----------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income                                                   (3,685,779)              (7,213,597)
-----------------------------------------------------------------------------------------------------------
Net realized gains                                                      (1,237,369)                (930,220)
-----------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                       (4,923,148)              (8,143,817)
-----------------------------------------------------------------------------------------------------------
Net decrease in net assets                                              (6,567,305)              (2,116,049)
-----------------------------------------------------------------------------------------------------------
NET ASSETS:

Beginning of period                                                    142,470,642              144,586,691
-----------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
   income of $116,501 and $282,670, respectively)                     $135,903,337             $142,470,642
===========================================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

FORT DEARBORN INCOME SECURITIES, INC.

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Fort Dearborn Income Securities, Inc. ("the Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company whose shares trade on the New York Stock Exchange ("NYSE") and the Chicago Stock Exchange ("CHX"). The Fund invests principally in investment grade long-term fixed income debt securities. The Fund's primary objective is to provide shareholders with a stable stream of current income consistent with external interest rate conditions and provide a total return over time that is above what they could receive by investing individually in the investment grade and long-term maturity sectors of the bond market. There can be no assurance that the Fund's investment objective will be achieved.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide general indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("NASDAQ") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities

--------------------------------------------------------------------------------
18

FORT DEARBORN INCOME SECURITIES, INC.

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 (UNAUDITED)

which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. ("UBS Global AM" or the "Advisor"), the investment advisor of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Certain securities in which the Fund invests are traded in markets that close before 4:00 p.m. Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern time will not be reflected in the Fund's NAV. However, such developments may be determined to be so significant that they will materially affect the value of the Fund's securities. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and time for valuation. If a security is valued at a "fair value", that value is likely to be different from the last quoted market price for the security. Previous closing prices may be adjusted to reflect what the Board believes to be fair value of these securities as of 4:00 p.m. Eastern time.

MORTGAGE-BACKED SECURITIES AND OTHER INVESTMENTS--The Fund invests in Mortgage-Backed Securities (MBS), representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. MBS issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations is also higher.

--------------------------------------------------------------------------------

FORT DEARBORN INCOME SECURITIES, INC.

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 (UNAUDITED)

The Fund invests in Collateralized Mortgage Obligations (CMOs). A CMO is a bond, which is collateralized by a pool of MBS. The Fund may also invest in REMICs (Real Estate Mortgage Investment Conduit) which are simply another form of CMO. These MBS pools are divided into classes or tranches with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid. For instance, a Planned Amortization Class(PAC) is a specific class of mortgages, which over its life will generally have the most stable cash flows and the lowest prepayment risk. A Graduated Payment Mortgage (GPM) is a negative amortization mortgage where the payment amount gradually increases over the life of the mortgage. The early payment amounts are not sufficient to cover the interest due, and therefore, the unpaid interest is added to the principal, thus increasing the borrower's mortgage balance. Prepayment may shorten the stated maturity of the CMO and can result in a loss of premium, if any has been paid.

The Fund invests in Asset-Backed Securities, representing interests in pools of certain types of underlying installment loans or leases or by revolving lines of credit. They often include credit enhancement that help limit investors exposure to the underlying credit. These securities are valued on the basis of timing and certainty of cash flows compared to investments with similar durations.

INFLATION PROTECTED SECURITIES--Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation Protected Securities ("TIPS"), which are securities issued by the U.S. Treasury. The interest rate paid by TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index ("CPI"). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS' principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment and foreign exchange transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis.

--------------------------------------------------------------------------------
20

FORT DEARBORN INCOME SECURITIES, INC.

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 (UNAUDITED)

Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains and/or return of capital is determined in accordance with U.S. federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK--The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

CAPITAL STOCK

At March 31, 2006, there were 12,000,000 shares of $0.01 par value capital stock authorized, and 8,775,665 shares issued and outstanding. During the six months ended March 31, 2006, no new shares were issued as part of the dividend reinvestment plan.

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under an agreement between the Fund and UBS Global AM, UBS Global AM manages the Fund's investment portfolio, maintains its accounts and records, and furnishes the services of individuals to perform executive functions for the Fund. In return for these services, the Fund pays UBS Global AM 0.50% per annum of the Fund's average weekly net assets up to $100,000,000 and 0.40% per annum of average weekly net assets in excess of $100,000,000. At March 31, 2006, the Fund owed UBS Global AM $160,717 in investment advisory fees.

The Fund invests in shares of the UBS Supplementary Trust -- U.S. Cash Management Prime Fund ("Supplementary Trust"). Supplementary Trust is a business trust managed by the Advisor. Supplementary Trust is offered as a cash management option only to mutual funds and other accounts managed by the Advisor.

The Fund pays no management fees to Supplementary Trust. Distributions from the Supplementary Trust are reflected as affiliated interest income on the statement of operations. Amounts relating to those investments

--------------------------------------------------------------------------------

FORT DEARBORN INCOME SECURITIES, INC.

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 (UNAUDITED)

at March 31, 2006 and for the six month period ended are summarized as follows:

                                                                                              % OF
                                                   SALES         INTEREST                      NET
FUND                            PURCHASES         PROCEEDS        INCOME        VALUE        ASSETS
---------------------------------------------------------------------------------------------------
UBS Supplementary Trust --
   U.S. Cash Management
   Prime Fund                  $17,632,154      $17,627,433      $46,582      $1,943,044      1.43%
===================================================================================================

PURCHASES AND SALES OF SECURITIES

Purchases and sales (including maturities) of portfolio securities during the six months ended March 31, 2006, were as follows: debt securities, excluding short-term securities and U.S. government debt obligations, $17,585,076 and $26,158,099, respectively; and U.S. government debt obligations, $31,364,429 and $25,004,438, respectively.

FEDERAL TAX STATUS

The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the year ended September 30, 2005 were as follows:

DISTRIBUTIONS PAID FROM:
-------------------------------------------------------------------------------
Ordinary income                                                      $7,210,549
-------------------------------------------------------------------------------
Long-Term capital gains                                                 933,268
-------------------------------------------------------------------------------
                                                                     $8,143,817
===============================================================================

At September 30, 2005, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income                                        $1,326,246
-------------------------------------------------------------------------------
Undistributed long-term capital gains                                   193,547
-------------------------------------------------------------------------------
Net unrealized appreciation of investments                            5,830,714
-------------------------------------------------------------------------------
Total accumulated earnings                                           $7,350,507
===============================================================================

--------------------------------------------------------------------------------
22

FORT DEARBORN INCOME SECURITIES, INC.

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 (UNAUDITED)

The tax character of distributions paid and components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund's fiscal year ended September 30, 2006.

The difference between book-basis and tax-basis net unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales.

During the fiscal year ended September 30,2005, the Fund had no capital loss carry-forwards to offset current year gains.

For federal income tax purpose, which was substantially the same for book purposes, tax cost of investments and components of net unrealized appreciation of investments at March 31, 2006 were as follows:

Tax cost of investments                                                         $133,814,484
--------------------------------------------------------------------------------------------
Gross appreciation (investments having an excess of value over cost)               3,440,079
--------------------------------------------------------------------------------------------
Gross depreciation (investments having an excess of cost over value)              (2,756,492)
--------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                          $683,587
============================================================================================

To reflect reclassifications arising from permanent "book/tax" differences for the year ended September 30, 2005, accumulated undistributed net investment income was increased by $200,558 and accumulated net realized gain from investment activities was decreased by $200,558. These differences are primarily due to paydown losses.

--------------------------------------------------------------------------------

FORT DEARBORN INCOME SECURITIES, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding through each period is presented below:

                                                FOR THE SIX
                                                MONTHS ENDED                       FOR THE YEARS ENDED SEPTEMBER 30,
                                               MARCH 31, 2006    -----------------------------------------------------------------
                                                (UNAUDITED)        2005           2004           2003          2002           2001
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $16.23         $16.48         $16.46         $15.71        $15.95         $15.05
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                               0.40           0.80           0.83           0.83          0.95           1.04
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains (losses)
   from investment transactions                    (0.58)         (0.12)         (0.01)          0.81         (0.07)          0.90
==================================================================================================================================
Net increase (decrease) from investment
   operations                                      (0.18)          0.68           0.82           1.64          0.88           1.94
----------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income               (0.42)         (0.82)         (0.80)         (0.85)        (0.96)         (1.04)
----------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains              (0.14)         (0.11)            --          (0.04)        (0.16)            --
==================================================================================================================================
Total dividends and distributions                  (0.56)         (0.93)         (0.80)         (0.89)        (1.12)         (1.04)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $15.49         $16.23         $16.48         $16.46        $15.71         $15.95
----------------------------------------------------------------------------------------------------------------------------------
MARKET PRICE PER SHARE, END OF PERIOD             $14.06         $14.74         $14.84         $14.70        $15.10         $14.84
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN (MARKET VALUE)(1)          (0.78)%         5.68%          6.54%          3.21%         9.46%         18.98%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN (NET ASSET VALUE)(2)       (1.14)%         4.17%          5.13%         10.63%         5.82%         13.22%
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)           $135.9         $142.5         $144.6         $144.5        $137.9         $140.0
----------------------------------------------------------------------------------------------------------------------------------
Expenses to average net assets                      0.74%*         0.74%          0.70%          0.74%         0.73%          0.71%
----------------------------------------------------------------------------------------------------------------------------------
Net investment income to average net assets         5.04%*         4.81%          5.05%          5.16%         6.07%          6.68%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    36%            78%           101%            62%          127%           143%
----------------------------------------------------------------------------------------------------------------------------------
Number of shares outstanding at end of
   period (in thousands)                           8,776          8,776          8,776          8,776         8,776          8,776
==================================================================================================================================

*  Annualized
1 Total investment return is calculated assuming a $10,000 purchase of common stock at the current market price on the first day of each period reported and a sale at the current market price on the last day of each period reported, and assuming reinvestment of dividends and other distributions at prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions and has not been annualized for the period less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
2 Total investment return is calculated assuming a $10,000 purchase of common stock at the current net asset value on the first day of each period reported and a sale at the current net asset value on the last day of each period reported, and assuming reinvestment of dividends and other distributions at the net asset value on the month-end date. Total investment return does not reflect brokerage commissions and has not been annualized for the period less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

--------------------------------------------------------------------------------
24

FORT DEARBORN INCOME SECURITIES, INC.

GENERAL INFORMATION (UNAUDITED)

THE FUND

Fort Dearborn Income Securities, Inc. (the "Fund") is a diversified, closed-end management investment company whose shares trade on the New York Stock Exchange ("NYSE") and the Chicago Stock Exchange ("CHX"). The primary objective of the Fund is to provide its shareholders with a stable stream of current income consistent with external interest rate conditions and provide a total return over time that is above what they could receive by investing individually in the investment grade and long-term maturity sectors of the bond market. There can be no assurance that the Fund's investment objective will be achieved. The Fund's investment advisor is UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), an indirect wholly owned asset management subsidiary of UBS AG, which has over $77.8 billion in assets under management as of March 31, 2006.

SHAREHOLDER INFORMATION

The Fund's NYSE trading symbol is "FDI." Comparative net asset value and market price information about the Fund is published weekly in The Wall Street Journal; The New York Times and Barron's, as well as in numerous other publications.

An annual meeting of shareholders of the Fund was held on December 6, 2005. At the meeting Adela Cepeda, Frank, K. Reilly, Edward M. Roob and J. Mikesell Thomas were elected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and qualified or until they resign or are otherwise removed. The shares were voted as indicated below:

                                                                              SHARES
                                                            SHARES           WITHHOLD
TO VOTE FOR OR WITHHOLD AUTHORITY IN THE ELECTION OF:      VOTED FOR        AUTHORITY
-------------------------------------------------------------------------------------
Adela Cepeda                                               6,731,889          410,973
-------------------------------------------------------------------------------------
Frank K. Reilly                                            6,738,236          404,626
-------------------------------------------------------------------------------------
Edward M. Roob                                             6,733,573          409,289
-------------------------------------------------------------------------------------
J. Mikesell Thomas                                         6,698,871          443,991
-------------------------------------------------------------------------------------

The Fund is not aware of any broker non-votes. (Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority).

--------------------------------------------------------------------------------

FORT DEARBORN INCOME SECURITIES, INC.

GENERAL INFORMATION (UNAUDITED)

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0030. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

STOCK REPURCHASE PLAN

On July 28, 1988, the Board of Directors of the Fund approved a resolution to repurchase up to 700,000 of its common shares. The Fund may repurchase shares, at a price not in excess of market and at a discount from net asset value, if and when such repurchases are deemed appropriate and in the shareholder's best interest. Any repurchases will be made in compliance with applicable requirements of the federal securities law.

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

You may obtain a description of the Fund's (1) proxy voting policies (2) proxy voting procedures, and (3) information regarding how the Fund voted any proxies related to portfolio securities during the 12-month period ended June 30, 2005; without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Funds Web site: www.ubs.com/ubsglobalam-proxy, or on the Edgar Database on the SEC's website (http://www.sec.gov.)

DIVIDEND REINVESTMENT PLAN

The Fund has established a dividend reinvestment plan (the "Plan") under which all shareholders whose shares are registered in their own names, or in the name of a participating broker or its nominee, may elect to have all dividends and other distributions automatically reinvested in additional Fund shares. Shareholders who elect to hold their shares in the name of a broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. The ability of such shareholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee. More information regarding the Plan is provided below.

--------------------------------------------------------------------------------
26

FORT DEARBORN INCOME SECURITIES, INC.

GENERAL INFORMATION (UNAUDITED)

The Plan is applicable in each case where the Fund declares a dividend or other distribution payable in cash and simultaneously gives to its shareholders who are participants under the Plan ("Participants") the option to receive such dividend or other distribution in Fund shares.

Commencing seven trading days prior to the date of payment of such dividend or other distribution, but only if the market price plus brokerage commission at the time of purchase is lower than the net asset value as of the close of business on the eighth trading day prior to such date of payment ("Base Net Asset Value"), the agent (the "Agent"), on behalf of the Participants, will purchase shares in the open market(s) available to it. There can be no assurance that shares will be available in such open market(s) at a cost lower than Base Net Asset Value or in sufficient quantities to permit such purchases by the Agent. These purchases may be made on any securities exchange where such shares are traded, in the over-the-counter market or by negotiated transactions and may be subject to such terms of price, delivery, etc., to which the Agent may agree. If the market price for the shares is greater than the net asset value as of the close of business on the eight trading day prior to the date of payment, then the Fund will issue shares in payment of the dividend.

On the date of payment of such dividend or other distribution, the Agent will elect to have the Fund pay the dividend or other distribution in cash to the extent of the cost, including brokerage commission, of the shares to be purchased by the Agent, and will elect to have the Fund pay the balance, if any, of the dividend or other distribution in shares. Such payments will be made by the Fund to Computershare Trust Company, N.A. ("Computershare") as administrator of the Plan for the Participants. Computershare, in turn, will immediately settle the open market purchases with the Agent. If shares are distributed in payment of a dividend or distribution because market price exceeded net asset value, a Participant will be required to include in gross income an amount equal to the greater of net asset value or 95% of fair market value (average of the high and low sales price on the date of the distribution) of the shares received by the Participant rather than the amount of such dividend. Distributions of shares will be subject to the right of the Fund to take such actions as may be deemed necessary in order to comply with or conform to the requirements of any applicable law or regulation.

The shares credited to the accounts of Participants at Computershare will be determined on the basis of the amount of dividend or distribution to which each Participant is entitled, whether shares are purchased on the open market or issued by the Fund. Each Participant will be furnished with periodic statements.

--------------------------------------------------------------------------------

FORT DEARBORN INCOME SECURITIES, INC.

GENERAL INFORMATION (UNAUDITED)

A Participant will have the right to vote the full shares credited to the Participant's account under the Plan on the record date for a vote. Proxies sent to a Participant by Computershare will include the number of full shares held for the Participant under the Plan.

The investment of dividends and distributions under the Plan does not relieve the Participant of any income tax which may be payable on such dividends or distributions. Annually, each participant will be provided with information for tax purposes with respect to the dividends and distributions on the shares held for the account of the Participant. The Fund strongly recommends that all Participants retain each year's final statement on their Plan participation as a part of their permanent tax record.

Shareholders who wish to elect to participate in the Plan should contact Computershare for further information. A Participant may terminate participation in the Plan at any time by notice in writing to Computershare. All correspondence concerning the Plan should be directed to Computershare at Computershare Dividend Reinvestment Services, P.O. Box 43081, Providence, RI 02940-3081. You may also contact Computershare directly at 1-800-446 2617. In order to be effective on the payment date of any dividend or distribution, notice of such termination must be received by Computershare before the record date for the payment of such dividend or distribution. If a notice to discontinue is received by Computershare on or after the record date for a dividend payment, such notice to discontinue may not become effective until such dividend has been reinvested and the shares purchased are credited to the Participant's account under the Plan. Computershare, in its sole discretion, may either pay such dividend in cash or reinvest it in shares on behalf of the terminating Participant. Computershare may terminate, for whatever reason at any time as it may determine in its sole discretion, an individual's participation in the Plan upon mailing a notice of termination to the Participant at the Participant's address as it appears on Computershare's records.

When an account is terminated, the Participant will receive a certificate for the number of full shares credited to the Participant's account under the Plan, unless the sale of all or part of such shares is requested. Such sale may, but need not, be made by purchase of the shares for the account of other Participants and any such transaction shall be deemed to have been made at the then current market price less any applicable brokerage commissions and any other costs of sale. The terminating Participant's fractional share interest in the Plan will be aggregated with

--------------------------------------------------------------------------------
28

FORT DEARBORN INCOME SECURITIES, INC.

GENERAL INFORMATION (UNAUDITED)

the fractional share interests of another terminating Participants and sold. The net proceeds of such sales will be distributed to the Participants in payment for their fractional share interests.

The Fund may terminate or amend the Plan upon thirty (30) days' notice in writing to each Participant, such termination or amendment to be effective as to all dividends and distributions payable to shareholders of record on any date more than thirty (30) days after mailing of such notice.

There is no direct service charge (other than brokerage commissions) by the Agent to Participants in the Plan. All costs of the Plan, except brokerage commissions, will be paid by the Fund. However, the Fund reserves the right to amend the Plan in the future to include a service charge.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
30

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--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
32

DIRECTORS

Adela Cepeda

Frank K. Reilly

Edward M. Roob

J. Mikesell Thomas

PRINCIPAL OFFICERS

W. Douglas Beck                                Joseph T. Malone
President                                      Vice President and Treasurer

Mark F. Kemper                                 Craig G. Ellinger, CFA
Vice President and Secretary                   Vice President

INVESTMENT ADVISOR

UBS Global Asset Management (Americas) Inc.
One N. Wacker Drive
Chicago, Illinois 60606

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

(C) 2006 UBS Global Asset Management (Americas) Inc.
    All rights reserved.

[LOGO OF UBS] UBS

              UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
              One N. Wacker Drive
              38th Floor
              Chicago, Illinois 60606

ITEM 2.  CODE OF ETHICS.
------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 6.  SCHEDULE OF INVESTMENTS.
---------------------------------

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
--------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
--------------------------------------------------------------------------

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

There were no purchases made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the registrant's equity securities made in the period covered by this report.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
--------------------------------------------------------------

The registrant's Board has established a Nominating, Compensation and Governance Committee. The Nominating, Compensation and Governance Committee will consider nominees recommended by

Qualifying Fund Shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. A Qualifying Fund Shareholder is a shareholder that: (i) owns of record, or beneficially through a financial intermediary, 1/2 of 1% or more of the Fund's outstanding shares and (ii) has been a shareholder of at least 1/2 of 1% of the Fund's total outstanding shares for 12 months or more prior to submitting the recommendation to the Nominating, Compensation and Governance Committee. In order to recommend a nominee, a Qualifying Fund Shareholder should send a letter to the chairperson of the Nominating, Compensation and Governance Committee, Mr. Frank Reilly, care of the Secretary of the Fund at UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, Illinois 60606. The Qualifying Fund Shareholder's letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of the Fund which are owned of record and beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee's resume or curriculum vitae. The Qualifying Fund Shareholder's letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders. The Nominating, Compensation and Governance Committee may also seek such additional information about the nominee as it considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of board members.

ITEM 11.  CONTROLS AND PROCEDURES.
----------------------------------

 (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

 (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.
-------------------

 (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

 (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

 (a) (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - The registrant has not engaged in such a solicitation during the period covered by this report.

 (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fort Dearborn Income Securities, Inc.

By:     /s/ W. Douglas Beck
        -------------------
        W. Douglas Beck
        President

Date:   May 26, 2006
        ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ W. Douglas Beck
        -------------------
        W. Douglas Beck
        President

Date:   May 26, 2006
        ------------

By:     /s/ Joseph T. Malone
        --------------------
        Joseph T. Malone
        Vice President, Treasurer and Principal Accounting Officer

Date:   May 26, 2006
        ------------